Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 23, 2022
Document Effective Date	Mar. 31, 2022
Prospectus Date	Mar. 31, 2022
BNY Mellon Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
BNY Mellon Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
BNY Mellon Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
BNY Mellon Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX
BNY Mellon Balanced Opportunity Fund | Class Y
Prospectus:
Trading Symbol	DBOYX
Class J Prospectus | BNY Mellon Balanced Opportunity Fund | Class J
Prospectus:
Trading Symbol	THPBX